CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue recognized	$ 0.1	$ 0.3	$ 0.4
Selling expenses recognized	$ 1.3	$ 3.5	$ 9.2
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015
Reverse split stock			one-for-four